Intangible Assets (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization, beginning balance	$ (151,492)	$ (133,840)
Year's amortization	(26,348)	(24,293)
Other changes	1,227	6,641
Accumulated amortization ,ending balance	(176,613)	(151,492)
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization, beginning balance	(37,142)	(36,918)
Year's amortization	(82)	(224)
Other changes	1,227
Accumulated amortization ,ending balance	(35,997)	(37,142)
Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization, beginning balance	(114,350)	(96,922)
Year's amortization	(26,266)	(24,069)
Other changes		6,641
Accumulated amortization ,ending balance	$ (140,616)	$ (114,350)